VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Maturities of Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020		$ 291,964
Year 1	$ 11,705
Year 2	10,946	17,557
Year 3	11,705	16,419
Year 4	11,737	17,557
Year 5	10,946	16,468
Thereafter	19,217	25,920
Minimum lease payments	76,256	385,885
Less: imputed interest	(16,282)	(25,975)
Present value of obligations under finance leases	$ 59,974	$ 359,910